UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: February 28, 2010

Date of reporting period: August 31, 2009

Item 1. Report to Stockholders.

The American Trust
Allegiance Fund

One Court Street
Lebanon, New Hampshire  03766

Semi-Annual Report

For The Six Months Ended

August 31, 2009

American Trust Allegiance Fund

October, 2009

Dear Fellow Shareholders,

It is our pleasure to provide you with the American Trust Allegiance Fund Semi-Annual Report for the period ending August 31, 2009.

This is not our typical letter to our shareholders, mainly because this is not a typical time for investors.  Most participants in the equity markets have witnessed significant losses of both wealth and confidence.  Most troubling, for many investors, fear continues to reign and they are not sure who or what to trust.  For this reason, we have put together a quick primer on investing principles that like most principles, we believe can help guide us through some very troubled waters.

But first, here are the performance numbers for the six months ending August 31, 2009.  The Allegiance Fund for this six month period was up 39.62% while the S&P 500 Index was up 40.52%.  The Fund had one of its best six month performance results due to the growing investor confidence that the worst of the recession was over and the chance of a world financial collapse had abated.  While many investors sold their stocks and went heavily into cash in March, the Allegiance Fund stayed focused on well-established companies that have survived difficult financial storms.  We underweighted financial stocks which helped us at the beginning of this six month period but hurt us toward the end when bank stocks rallied.  We also continue to overweight technology stocks and this has clearly helped the fund performance.  We continue to look for opportunities to invest in reasonably priced quality companies.

As mentioned above, since the last shareholder letter six months ago, the stock markets in the U.S. and around the world have rallied beyond almost anyone’s expectations.  For example, the U.S. stock market has rallied over 50% from its lows on March 9 of this year.  Ironically and somewhat sadly, rather than buying or holding onto stock mutual funds at their lows last March, investors were selling their shares in the U.S. at a near record level.  Similarly, when the stock market (including stock mutual funds) was at record highs in 2000, investors were buying mutual funds at a record pace.  Tragically, this has been the behavioral pattern of the majority of investors as far back as records have been kept.  The human tendency to invest based on what has happened over the recent past rather than what should happen in the future has frustrated investors and understandably caused many to wonder why they would ever want to invest again.  Many are still saying, “as soon as I get back to even, I will sell my shares” or “the stock market is rigged against the small investor” or “no one can ever make profits in the stock market.”  This is not dissimilar to the boy who came home from school with a D on his math quiz and said to his dad, “I’m sorry, but math just doesn’t work.”   Results will always be bad when the principles are not applied.  Investing is no exception.

American Trust Allegiance Fund

Now we are not claiming that investing is an exact science but there are certain principles and disciplines that we believe can clearly help investors avoid the classic tendencies that so many investors fall victim to.

Our Investing Beliefs:

Do not use market timing.  This is the tendency to buy and sell your stocks based on your perception of what the market will do.  There are whole books that have been written about the folly of this effort but suffice it to say; of the many successful investors we are not aware of 1 that employs market timing.

Do not put funds in the stock market (including stock mutual funds) that you cannot commit for at least 3 years.  It is now early fall in New England.  On any given day it could reach 70 degrees or maybe just 40 degrees.  However, on the day it reaches 70, no one goes out to buy summer shorts – they are more likely to buy a winter coat.  Obviously this is because in October in New England we know that no matter how warm it might be on one day or for one week, in two months we will need warm cloths.  Similarly, the stock market can do just about anything over short periods of time (dive in a panic, soar on exuberance, etc.) but over the longer term it is company earnings that drive stock prices and if you do your homework, it is more likely that you will invest in companies whose earnings rise over time thus gradually growing your portfolio - which brings us to the next rule.

Know what you are buying.  Thorough research decreases the likelihood of unwelcome surprises.  Today there are fantastic on-line resources for understanding companies.  Still with the plethora of information, it is essential to know what statistics are prime determinants of a company’s success.

Always diversify.  No matter how confident you might be about a single company’s prospects, we believe it is vital to have at least 30 stocks in a portfolio for proper diversification.  Just as importantly, these stocks need to be spread among the major economic sectors such as energy, financial services, information technology and utilities to name a few.  The Allegiance Fund currently holds about 40 stocks diversified carefully among all the major economic sectors except areas that would bring us into conflict with our screening standards.  There are many additional ways to diversify (by asset class, value, growth, market capitalization, domestic, international, etc) but the diversification mentioned above is basic to a successful portfolio.

Invest with your ethics.  You have ethical standards.  Why not extend that to your investments?  If you are in the Allegiance Fund, you obviously have.  But many will ask, does socially responsible investing limit performance?  There are about 15,000 publicly traded stocks in the U.S.  The screens that the Allegiance Fund uses, reduces that number to about 13,000.  It certainly should be possible to find 30 or 40 good investments whether you are choosing from

American Trust Allegiance Fund

15,000 or 13,000 companies.  If you would not commit your time to help promote tobacco, why commit your investments?

We hope this quick review is helpful in building a long-term portfolio with strong results.  As with most things in life, discipline is the key to applying investing principles successfully.  Investors often hire professionals to manage their assets even if they have the skill and the time to do the required work because individuals (churches, foundations, etc.) sometimes lack the discipline needed to weather those pivotal moments in the stock market that can torpedo performance for a decade or more.  But consistently applying these simple principles can help avoid these pitfalls and should establish a foundation to build long-term performance.

Sincerely yours,

Paul H. Collins		Carey Callaghan
Co-Fund Managers

Past performance is not a guarantee of future results.

The Fund may invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than larger-capitalization companies.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks.  This index is not available for investment and does not incur charges or expenses.

The information provided herein represents the opinion of Paul H. Collins and/or Carey Callaghan and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

American Trust Allegiance Fund

EXPENSE EXAMPLE at August 31, 2009 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/09 – 8/31/09).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.45% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Trust Allegiance Fund

EXPENSE EXAMPLE at August 31, 2009 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/09	8/31/09	3/1/09 – 8/31/09*
Actual	$1,000.00	$1,396.20	$8.76
Hypothetical (5% return	$1,000.00	$1,017.90	$7.37
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2009 (Unaudited)

Percentages represent market value as a percentage of total investments.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2009 (Unaudited)

Shares	COMMON STOCKS: 92.46%	Value
	Agricultural Products: 1.74%
8,500	Archer-Daniels-Midland Co.	$245,055
	Automobiles: 0.93%
4,190	Honda Motor Co., Ltd. - ADR	131,273
	Chemicals: 6.11%
5,900	Monsanto Co.	494,892
4,800	Praxair, Inc.	367,776
		862,668
	Commercial Services & Supplies: 2.69%
8,700	Iron Mountain, Inc.*	254,823
4,200	Waste Management, Inc.	125,706
		380,529
	Communications Equipment: 2.82%
5,450	Research In Motion Ltd.*#	398,177
	Computer Hardware: 5.82%
2,500	Apple, Inc.*	420,525
3,400	International Business Machines Corp.	401,370
		821,895
	Computer Software: 3.88%
7,600	Citrix Systems, Inc.*	271,168
11,200	Microsoft Corp.	276,080
		547,248
	Computers & Peripherals: 3.22%
10,140	Hewlett-Packard Co.	455,185
	Construction & Engineering: 2.76%
7,200	ABB Ltd. - ADR	138,024
8,700	Foster Wheeler Ltd.*#	251,865
		389,889
	Diversified Financial Services: 1.90%
5,100	State Street Corp.	267,648
	Diversified Telecommunication Services: 1.83%
9,900	AT&T, Inc.	257,895
	Energy Equipment & Services: 2.48%
10,000	Noble Corp.#	350,300
	Food Products: 2.92%
6,900	General Mills, Inc.	412,137

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2009 (Unaudited), Continued

Shares		Value
	Household Durables: 2.41%
9,200	Tupperware Brands Corp.	$340,308
	Household Products: 10.44%
9,000	Avon Products, Inc.	286,830
9,527	Church & Dwight Co., Inc.	544,278
4,600	Clorox Co.	271,814
5,105	Colgate-Palmolive Co.	371,133
		1,474,055
	Independent Power Producer: 2.05%
10,800	NRG Energy, Inc.*	289,980
	Insurance: 6.62%
124	Berkshire Hathaway, Inc. - Class B*	407,464
8,720	Loews Corp.	297,788
8,900	Willis Group Holdings Ltd.#	229,531
		934,783
	Internet Services: 2.71%
830	Google, Inc. - Class A*	383,186
	IT Services: 1.89%
8,100	Accenture Ltd. - Class A#	267,300
	Machinery: 0.88%
4,000	AGCO Corp.*	124,960
	Metals & Mining: 2.77%
6,200	Freeport-McMoRan Copper & Gold, Inc.	390,476
	Networking Equipment: 2.82%
18,420	Cisco Systems, Inc.*	397,872
	Oil & Gas: 10.74%
5,600	Devon Energy Corp.	343,728
4,371	Exxon Mobil Corp.	302,255
6,880	Hess Corp.	348,059
5,334	Kinder Morgan Management, LLC*	252,458
8,150	Petroleo Brasileiro S.A. - Petrobras - ADR	270,580
		1,517,080
	Personal Products: 1.87%
10,000	Alberto-Culver Co.	263,900
	Renewable Energy: 1.72%
2,000	First Solar, Inc.*	243,160

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2009 (Unaudited), Continued

Shares		Value
	Semiconductors: 1.09%
7,600	Intel Corp.	$154,432
	Specialty Retail: 3.39%
6,320	Nike, Inc. - Class B	350,065
5,925	Staples, Inc.	128,039
		478,104
	Utilities - Pipelines: 1.96%
14,700	Spectra Energy Corp.	276,654
	TOTAL COMMON STOCKS
	(Cost $11,906,803)	13,056,149

	SHORT-TERM INVESTMENTS: 7.60%
341,534	AIM STIT-Treasury Portfolio - Institutional
	Class, 0.08%†	341,534
661,212	Fidelity Institutional Money Market
	Government Portfolio - Class I, 0.19%†	661,212
161,832	Reserve Primary Fund - Class 45+‡	69,588
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,164,579)	1,072,334
	Total Investments in Securities
	(Cost $13,071,382): 100.06%	14,128,483
	Liabilities in Excess of Other Assets: (0.06)%	(7,936)
	Net Assets: 100.00%	$14,120,547

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
+	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
‡
Illiquid security.  As of August 31, 2009, the security had a value of $69,588 or 0.49% of net assets. The security was acquired between April 21, 2008 and October 22, 2008, and has a cost basis of $161,832.

†	Rate shown is the 7-day yield as of August 31, 2009.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2009 (Unaudited)

ASSETS
Investments in securities, at value (cost $13,071,382)	$14,128,483
Cash	324
Receivables:
Fund shares sold	426
Dividends and interest	17,149
Prepaid expenses	13,396
Total assets	14,159,778

LIABILITIES
Payables:
Fund shares redeemed	990
Due to advisor	2,250
Administration fees	2,548
Audit fees	9,175
Transfer agent fees and expenses	8,364
Fund accounting fees	6,837
Legal fees	3,082
Custody fees	2,096
Shareholder reporting fees	1,031
Chief Compliance Officer fee	1,675
Accrued other expenses	1,183
Total liabilities	39,231

NET ASSETS	$14,120,547
Net asset value, offering and redemption price
per share [$14,120,547 / 912,966 shares
outstanding; unlimited number of shares
(par value $0.01) authorized]	$15.47

COMPONENTS OF NET ASSETS
Paid-in capital	$19,062,046
Undistributed net investment income	64,909
Accumulated net realized loss on investments	(6,063,509)
Net unrealized appreciation on investments	1,057,101
Net assets	$14,120,547

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2009 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $522)	$103,573
Interest	922
Total income	104,495
Expenses
Advisory fees (Note 3)	58,763
Transfer agent fees and expenses (Note 3)	19,166
Administration fees (Note 3)	15,123
Fund accounting fees (Note 3)	12,937
Audit fees	9,175
Registration fees	9,151
Legal fees	7,228
Reports to shareholders	3,766
Custody fees (Note 3)	3,634
Chief Compliance Officer fee (Note 3)	3,497
Trustee fees	2,975
Insurance expense	2,138
Miscellaneous expense	1,362
Total expenses	148,915
Less: advisory fee waiver (Note 3)	(59,223)
Net expenses	89,692
Net investment income	14,803

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(2,334,129)
Net change in unrealized appreciation on investments	6,264,972
Net realized and unrealized gain on investments	3,930,843
Net increase in net assets
resulting from operations	$3,945,646

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2009	Year Ended
	(Unaudited)	February 28, 2009
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$14,803	$49,248
Net realized loss on investments	(2,334,129)	(2,732,157)
Net change in unrealized
appreciation/(depreciation)
on investments	6,264,972	(5,560,067)
Net increase/(decrease) in
net assets resulting
from operations	3,945,646	(8,242,976)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(149,508)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(949,356)	(1,014,928)
Total increase/(decrease)
in net assets	2,996,290	(9,407,412)
NET ASSETS
Beginning of period	11,124,257	20,531,669
End of period	$14,120,547	$11,124,257
Includes undistributed net
investment income of	$64,909	$50,106

(a)	A summary of share transactions is as follows:

	Six Months Ended
	August 31, 2009		Year Ended
	(Unaudited)		February 28, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	79,581	$1,145,827	147,002	$2,368,587
Shares issued in
reinvestment of
distributions	—	—	9,280	117,394
Shares redeemed	(170,469)	(2,095,183)	(235,004)	(3,500,909)
Net decrease	(90,888)	$(949,356)	(78,722)	$(1,014,928)

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

	Six Months
	Ended
	8/31/09				Year Ended
	(Unaudited)		2/28/09	2/29/08	2/28/07	2/28/06	2/28/05
Net asset value,
beginning of period	$11.08		$18.97	$18.62	$17.37	$16.04	$14.79
Income from
investment operations:
Net investment income	0.02		0.06	0.14	0.02	0.01	0.01
Net realized and
unrealized gain/(loss)
on investments	4.37		(7.80)	0.23	1.24	1.33	1.24
Total from investment
operations	4.39		(7.74)	0.37	1.26	1.34	1.25
Less distributions:
From net
investment income	—		(0.15)	(0.02)	(0.01)	(0.01)	—
Total distributions	—		(0.15)	(0.02)	(0.01)	(0.01)	—
Net asset value,
end of period	$15.47		$11.08	$18.97	$18.62	$17.37	$16.04
Total return	39.62	%‡	-40.90%	1.97%	7.25%	8.36%	8.45%
Ratios/supplemental data:
Net assets, end of
period (thousands)	$14,121		$11,124	$20,532	$20,707	$21,888	$23,556
Ratio of expenses to
average net assets:
Before expense
waiver	2.41	%†	2.03%	1.87%	1.90%	1.85%	1.84%
After expense
waiver	1.45	%†	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment
income/(loss) to
average net assets:
Before expense
waiver	(0.72	)%†	(0.30)%	0.27%	(0.36)%	(0.33)%	(0.33)%
After expense
waiver	0.24	%†	0.28%	0.69%	0.09%	0.07%	0.06%
Portfolio turnover rate	44.56	%‡	36.55%	59.19%	79.89%	27.09%	35.39%

†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2009 (Unaudited)

NOTE 1 – ORGANIZATION

The American Trust Allegiance Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Fund is to seek capital appreciation.  The Fund began operations on March 11, 1997.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007 – 2009, or expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Arizona; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of first in, first out.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Derivatives:  The Fund has adopted FAS No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”).  FAS 161 amends FAS No. 133, Accounting for Derivatives and Hedging Activities.  FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the six months ended August 31, 2009, the Fund did not hold any derivative instruments.

H.
Events Subsequent to the Fiscal Period End:  The Fund has adopted FAS No. 165, Subsequent Events (“FAS 165”).  FAS 165 requires an entity to recognize in the financial statements the effects of all subsequent events

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

that provide additional evidence about conditions that existed at the date of the balance sheet.  In addition, FAS 165 requires an entity to disclose the date through which subsequent events have been evaluated.

Management has evaluated fund related events and transactions that occurred subsequent to August 31, 2009, through October 30, 2009, the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted FAS No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  FAS 157 requires the Fund to classify its securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

(“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in other mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Notes:  Short-term notes having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  At August 31, 2009, the Fund had investments in illiquid securities with a total value of $69,588 or 0.49% of net assets.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$949,685	$—	$—	$949,685
Consumer Staples	2,395,147	—	—	2,395,147
Energy	2,144,034	—	—	2,144,034
Financials	1,202,431	—	—	1,202,431
Industrials	1,138,538	—	—	1,138,538
Information Technology	3,425,295	—	—	3,425,295
Materials	1,253,144	—	—	1,253,144
Telecommunication Services	257,895	—	—	257,895
Utilities	289,980	—	—	289,980
Total Equity	13,056,149	—	—	13,056,149
Short-Term Investments	1,002,746	—	69,588	1,072,334
Total Investments
in Securities	$14,058,895	$—	$69,588	$14,128,483

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Balance as of 2/28/09	$100,723
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	41,271
Net purchases/(sales)	(72,406)
Balance as of 8/31/09	$69,588

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended August 31, 2009, American Trust Investment Advisors, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the six months ended August 31, 2009, the Fund incurred $58,763 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.45% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended August 31, 2009, the Advisor reduced its fees in the amount of $59,223; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $347,402 at August 31, 2009.  Cumulative expenses subject to recapture expire as follows:

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

Year	Amount
2010	$94,411
2011	91,636
2012	102,132
2013	59,223
$347,402

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended August 31, 2009, the Fund incurred $15,123 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended August 31, 2009, the Fund incurred $12,937, $12,220, and $3,634 in fund accounting, transfer agency, and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the six months ended August 31, 2009, the Fund was allocated $3,497 of the Chief Compliance Officer fee.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended August 31, 2009, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $5,167,339 and $6,334,698, respectively.

NOTE 6 – LINE OF CREDIT

Through March 31, 2009, the Fund had a line of credit in the amount of $1,000,000.  Effective April 1, 2009, the Fund has a credit line in the amount of $575,000.  This line of credit is intended to provide short-term financing, if

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended August 31, 2009, the Fund did not draw upon the line of credit.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sales and real estate investment trusts.

The tax character of distributions paid during the six months ended August 31, 2009 and the year ended February 28, 2009 were as follows:

	August 31, 2009	February 28, 2009
Ordinary income	$—	$149,508

Ordinary income distributions may include dividends paid from short-term capital gains.

As of February 28, 2009, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$16,401,876
Gross tax unrealized appreciation	251,795
Gross tax unrealized depreciation	(5,544,506)
Net tax unrealized depreciation	(5,292,711)
Undistributed ordinary income	50,106
Undistributed long-term capital gain	—
Total distributable earnings	50,106
Other accumulated gains/(losses)	(3,644,540)
Total accumulated earnings/(losses)	$(8,887,145)

(a)	The cost for federal income tax purposes differs from the cost for financial statement purposes due to wash sales.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

At February 28, 2009, the Fund had a capital loss carryforward of $3,245,840, which expires as follows:

Year	Amount
2011	$975,087
2017	2,270,753
$3,245,840

At February 28, 2009, the Fund deferred, on a tax basis, post-October losses of $398,700.

American Trust Allegiance Fund

NOTICE TO SHAREHOLDERS at August 31, 2009 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-385-7003 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2009

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-385-7003.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-385-7003.

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Advisor
American Trust Investment Advisors, LLC
One Court Street
Lebanon, NH 03766
(800) 788-8806

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 385-7003

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-800-385-7003.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   11/2/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   11/2/09

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   11/2/09

* Print the name and title of each signing officer under his or her signature.